The Company, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 16, 2013	Oct. 05, 2013 Store	Oct. 05, 2013 Store Franchise	Dec. 29, 2012 Segment Store Franchise	Dec. 31, 2011	Jan. 01, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of retail supermarkets		155	155	149
Additional operated supermarkets by franchisees		5	5	5
Number of supermarkets acquired			21	21
Cash and cash equivalents with original maturities at the date of purchase				90 days
Outstanding checks in excess of cash balances				$ 2,400,000	$ 2,500,000
Concentration of Credit Risk cash and accounts receivable				250,000
Cash in banks exceeding the FDIC insurance limit				11,600,000	2,600,000
Allowance for doubtful accounts				414,000	854,000
Impairment charges of long-lived assets				0	2,800,000	0
LIFO balance sheet reserves				11,100,000	10,700,000
Impairment charges		1,620,000	1,620,000		2,791,000
Goodwill impairment charges				0	0	0
Number of Franchisees				2
Deferred financing costs				13,000,000	11,100,000
Write-off of unamortized deferred financing costs				8,300,000
Rental income				4,200,000	3,500,000	3,400,000
ARO liabilities recognized				3,259,000	2,631,000	2,336,000
Accretion expense attributable to ARO liabilities				235,000	212,000	200,000
Franchise revenues				4,200,000	4,100,000	3,800,000
Commission income				2,700,000	2,200,000	2,000,000
Deferred revenue liability				2 years
Income for the unused portion of gift cards				2 years
Breakage income				300,000	200,000	300,000
Depreciation expense				2,900,000	3,400,000	3,500,000
Vendor allowance				1,600,000	1,400,000
Depreciation expenses				60,800,000	58,400,000	67,000,000
Payment Under Stock Incentive Plan	6,800,000			5,000,000
Number of reportable segment				1
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deductibles and self-insured retentions range				100,000
Compensation expenses Vesting Period				3 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deductibles and self-insured retentions range				1,000,000
Compensation expenses Vesting Period				5 years
Pharmacy [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Services offered by supermarkets				78
Fuel [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Services offered by supermarkets				47
Administration Expenses [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Depreciation expenses				11,400,000	11,500,000	10,400,000
Selling and General Expenses [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Depreciation expenses				$ 200,000	$ 200,000	$ 200,000